NOTE 2. ORGANIZATION (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 2. ORGANIZATION

NOTE 2– ORGANIZATION

NCM Financial, LLC, a limited liability company (hereafter the “Company”), was organized under the laws of the state of Texas on May 10, 2006. The Company is a leading provider of Investment research. The Company provides independent research and software for individuals and professional investors to create maximized returns in markets around the world. The Company offers solutions for investors to amplify investment returns and meet their financial goals.